Provisions and other non-current liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of other provisions [line items]
Defined benefit pension plans	$ 1,635	$ 1,571
Other long-term employee benefits and deferred compensation	692	591
Other post-employment benefits	237	311
Environmental remediation provisions	534	486	$ 518
Provisions for product liability, government investigations, other legal matters provisions	78	75	$ 82
Contingent consideration	452	527
Other non-current liabilities	505	514
Total provisions and other non-current liabilities	$ 4,133	$ 4,075